Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Profit (loss)	€ 136.7	€ 227.1	€ 192.7
Profit (loss), attributable to owners of parent	136.7	227.1	192.7
adjustments for share based payments including employer tax	8.4	10.4	26.1
Taxation	8.6	50.8	60.9
Net financing costs	180.1	109.1	86.8
Depreciation and amortization	109.4	96.9	95.0
Exceptional items	78.4	69.5	72.5
Other add-backs			27.1
Material reconciling items
Disclosure of operating segments [line items]
Exceptional items	78.4	69.5	72.5
Other add-backs	9.5	11.7
Adjusted EBITDA	€ 522.7	€ 565.1	€ 535.0